Note 2 - Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of useful lives or depreciation rates, property, plant and equipment [text block]
Computer hardware	Straight-line over 2 years
Office equipment	Straight-line over 2 years
Furniture	Straight-line over 5 years
Leasehold improvements	Straight-line over the term of the lease